UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _ to _

Date of Report (Date of earliest event reported): _

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Angel Oak Mortgage Trust I, LLC 2018-2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001697970

Central Index Key Number of issuing entity (if applicable): 0001742443

Central Index Key Number of underwriter (if applicable): _

Adam Langley, Chief Compliance Officer, (404) 637-0412

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ANGEL OAK MORTGAGE TRUST I, LLC
(Depositor)

By:	/s/ Adam Langley
Name:	Adam Langley
Title:	Chief Compliance Officer

Date: June 8, 2018

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary

99.2	AMC Exception Grades (AOMT 2018-2)

99.3	AMC Exception Grades (AOMT 2018-2 Older Loans)

99.4	AMC Valuation Report (AOMT 2018-2)

99.5	AMC Rating Agency Grades (AOMT 2018-2)

99.6	AMC Supplemental Data (AOMT 2018-2)

99.7	AMC Supplemental Data (AOMT 2018-2 Older Loans)

99.8	AMC Exception Grades (Oak Tree)

99.9	AMC Valuation Report (Oak Tree)

99.10	AMC Rating Agency Grades (Oak Tree)

99.11	AMC Supplemental Data (Oak Tree)

99.12	AMC Exception Standard Report (AOMT 2015-1)

99.13	AMC Rating Agency Grades (AOMT 2015-1)

99.14	AMC Valuation Report (AOMT 2015-1)

99.15	Clayton Services LLC (“Clayton”) Due Diligence Executive Summary

99.16	Clayton Conditions Summary

99.17	Clayton Conditions Detail

99.18	Clayton Loan Grades

99.19	Clayton Valuation Report

99.20	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 7, 2018, with respect to certain agreed-upon procedures performed by Ernst & Young LLP